Investments in Affiliates - Additional Information (Detail)	12 Months Ended			1 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 31, 2011 Kela Jewelry Investment Limited USD ($)	May 31, 2011 Kela Jewelry Investment Limited CNY	Jul. 31, 2008 Kela Jewelry Investment Limited USD ($)	Dec. 31, 2011 Kela Jewelry Investment Limited USD ($)	Jul. 31, 2010 Kela Jewelry Investment Limited	Oct. 31, 2009 Kela Jewelry Investment Limited	Jan. 31, 2010 Shanghai An-Nai-Chi USD ($)	Dec. 31, 2011 Shanghai An-Nai-Chi USD ($)	Dec. 31, 2009 Shanghai An-Nai-Chi	Dec. 31, 2013 China Branding Company Limited USD ($)	Dec. 31, 2012 China Branding Company Limited USD ($)	Feb. 28, 2013 China Branding Company Limited	Feb. 28, 2013 China Branding Company Limited Minimum	Feb. 28, 2013 China Branding Company Limited Maximum	Dec. 31, 2012 China Branding Company Limited Board of Directors Chairman
Investments in and Advances to Affiliates [Line Items]
Equity method percentage of ownership interest						30.00%		22.10%	35.00%	33.20%				9.30%				7.60%
Payments to acquire equity method investments		$ 1,300,000				$ 1,200,000								$ 1,300,000
Sale of investments in affiliates			6,106,399	6,100,000	39,600,000
Gains from sale of investment in affiliate			5,421,753				5,421,753
Equity in losses of affiliates	(205,567)		(771,720)				(28,567)				(743,153)		205,567
Percentage of ownership interest												51.00%
Cash injection to one of Group's subsidiary										1,500,000
Fair value of equity method ownership interest										1,100,000
Equity method investment carrying amount											$ 0
Cost method percentage of ownership interest																8.70%	9.30%
Percentage of ownership interest sold															0.60%